Long-Term Debt (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 item	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2009 item	Dec. 19, 2013	Jun. 12, 2013
Credit agreements
Number of credit agreements	2			2
Total interest and commitment fees	$ 27.0	$ 21.2	$ 18.2
Revolver
Credit agreements
Borrowing base					575.0	500.0
Frequency of interest payments	3 months
Average interest rates (as a percent)	3.01%	3.30%
Average outstanding balance	384.9	306.8
Repayment of borrowings	167.0
Revolver | Base rate
Credit agreements
Reference rate	base rate (LIBOR or prime)
Revolver | Base rate | Minimum
Credit agreements
Margin interest rate (as a percent)	0.50%
Revolver | Base rate | Maximum
Credit agreements
Margin interest rate (as a percent)	2.50%
Term Loan
Credit agreements
Frequency of interest payments	3 months
Average outstanding balance	$ 160.0	$ 121.3
Average interest rate (as a percent)	9.19%	9.16%
Term Loan | Base rate
Credit agreements
Reference rate	base rate (LIBOR, prime, or federal funds)
Term Loan | Base rate | Minimum
Credit agreements
Margin interest rate (as a percent)	6.00%
Term Loan | Base rate | Maximum
Credit agreements
Margin interest rate (as a percent)	7.00%